Preferred and Common Stock - Additional Information (Details)			2 Months Ended	12 Months Ended
	Feb. 22, 2019 $ / shares shares	Jul. 02, 2018 USD ($) $ / shares shares	Feb. 22, 2019 shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 07, 2018 $ / shares	May 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Issued				14,630,813	0
Preferred Stock, Shares Outstanding				14,630,813	0
Dividend payable | $				$ 5,128,000	$ 0
Common Stock, Shares, Outstanding				98,903,243	71,139,402
Common stock vote per share | Vote				1
Share-based compensation arrangement by share-based payment award, options, exercises in period				13,500
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares				$ 4.98
Proceeds from stock options exercised | $					$ 3,000	$ 1,264,000
Proceeds from stock options exercised with shares issued subsequent to year end | $				$ 0	$ 64,000	428,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001	$ 0.001		$ 0.001
- Proceeds from issuance of common stock, net of share issuance costs | $				$ 0	$ 85,304,000	$ 1,264,000
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of new shares		11,800,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 7.35
- Proceeds from issuance of common stock, net of share issuance costs | $		$ 85,299
Net proceeds, after deducting offering expenses | $		$ 1,431,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, forfeited				27,000	51,500
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.001
Series B Convertible Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Each preferred share is convertible into common share	1		1
Preferred shares, dividend payment terms	Until the Preferred Shares are converted into common shares (or until the Preferred Shares are listed on a nationally recognized securities exchange), they will earn a preferred dividend equal to $0.41 per share per annum, payable quarterly in arrears.
Preferred dividend per share, per annum | $ / shares	$ 0.41
Preferred Stock, Shares Outstanding				14,630,813
Dividend payable | $				$ 5,128,000
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend payable | $				$ 0	$ 0
Common Stock | Range Of Exercise Prices Dollars 2.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period					1,219	31,000
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares					$ 2.37	$ 2.37
Common Stock | Range Of Exercise Prices Dollars 4.98
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period				13,500	107,822	239,100
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares				$ 4.98	$ 4.98	$ 4.98
Common Stock | Cashless excisable.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period					156,300
Rights Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding rights held by shareholders valid	42,400,000
Issuance of new shares			14,630,813
Rights Agreement | Series B Convertible Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of new shares	14,630,813
Rights Agreement | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of new shares	27,777,341